Derivative Instruments Disclosures (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 N	Sep. 30, 2013 N	Sep. 30, 2014 N	Sep. 30, 2013 N	Dec. 31, 2013 N	Dec. 31, 2012 N
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of open futures contracts	1,590		1,590		2,186	3,605
Number of open forward contracts	71		71		68	191
Number of futures contracts closed	5,920	6,627	19,988	30,672	37,659	51,295
Number of forward currency contracts closed	113	112	349	1,993	2,104	4,013